OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2011
OPERATING LEASE COMMITMENTS
20.	OPERATING LEASE COMMITMENTS

Rental expense for obligations under operating leases was $26,938 (RMB173,689) and $24,701 (RMB166,990) for the years ended December 31, 2011 and 2010 respectively. The total future minimum lease payments under non-cancellable operating leases with respect to premises as of December 31, 2011 are payable as follows:

Years Ended
December 31,	Leasehold	Reservoir rental	Total
2012	$12,879	$15,888	$28,767
2013	14,167	15,888	30,055
2014	15,583	15,888	31,471
2015	17,142	15,888	33,030
2016	18,856	15,888	34,744
Over five years	384,363	270,096	654,459
	$462,990	$349,536	$812,526

Land use right is granted by Zhengzhou No.2 Iron and Steel Company Limited, who sub-lets a part of its land with 6.69 acres (40.60 Chinese mu) to Henan Green for use. The rental period is from January 1, 2008 to December 31, 2027. Annual rental paid for the land use right is about $8,781 (RMB 60,900) for the period of January 1, 2005 to December 31, 2009. The rental payment will increase by 10% annually from 2010 onwards (RMB 66,990 for 2010). Such related party commitments are included in the above table.